Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Gains (losses) on cash flow hedges - tax expense (benefit)	$ (18,344)
Reclassification adjustments on cash flow hedges - tax expense (benefit)	(17,183)
Gain (loss) on pension - tax expense	$ (72)	$ (528)	$ (5)
Foreign currency translation adjustments - tax expense (benefit)		$ 854	$ 1,674